UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Credit Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.4%

	CORPORATE BONDS – 99.4%

	Commercial Services & Supplies – 3.9%

$400	Jurassic Holdings III, 144A	6.875%	2/15/21	B–	$400,000

	Communication Equipment – 4.8%

500	Avaya Inc., 144A	7.000%	4/01/19	B1	485,000

	Consumer Finance – 3.0%

260	First Data Corporation	11.750%	8/15/21	CCC+	300,950

	Diversified Consumer Services – 4.0%

400	Harland Clarke Holdings, 144A	6.875%	3/01/20	B+	408,000

	Diversified Financial Services – 4.8%

500	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	492,500

	Diversified Telecommunication Services – 4.1%

400	IntelSat Limited	8.125%	6/01/23	B–	417,000

	Electronic Equipment, Instruments & Components – 4.0%

400	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	406,000

	Health Care Equipment & Supplies – 4.8%

400	Kinetic Concepts	12.500%	11/01/19	CCC+	445,000

50	Ortho-Clinical Diagnostics Inc, 144A	6.625%	5/15/22	CCC+	45,562
	Total Health Care Equipment & Supplies				490,562

	Health Care Providers & Services – 4.1%

400	Community Health Systems, Inc.	6.875%	2/01/22	B	416,000

	Insurance – 4.0%

400	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	409,500

	Marine – 1.0%

100	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	104,250

	Media – 7.3%

400	Affinion Investments LLC, 144A	13.500%	8/15/18	CCC–	372,000

408	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	373,356
	Total Media				745,356

	Metals & Mining – 1.9%

200	Signode Industrial Group, 144A	6.375%	5/01/22	CCC+	192,000

	Oil, Gas & Consumable Fuels – 21.0%

125	EnQuest PLC, 144A	7.000%	4/15/22	B	117,891

140	FTS International Inc, 144A	6.250%	5/01/22	B	137,550

Nuveen Investments	1

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$400	Gulfport Energy Corporation	7.750%	11/01/20	B–	$417,000

400	Halcon Resources Corporation `	9.250%	2/15/22	CCC+	398,500

260	Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B	267,800

400	Parsley Energy LLC Finance Corporation, 144A	7.500%	2/15/22	CCC+	412,500

400	Sandridge Energy Inc.	7.500%	3/15/21	B2	390,000
	Total Oil, Gas & Consumable Fuels				2,141,241

	Pharmaceuticals – 4.0%

400	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	CCC+	403,950

	Road & Rail – 4.8%

500	JCH Parent Inc, 144A	10.500%	3/15/19	CCC–	488,750

	Software – 4.9%

500	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC+	495,000

	Specialty Retail – 1.1%

115	Outerwall Inc., 144A	5.875%	6/15/21	BB–	108,388

	Textiles, Apparel & Luxury Goods – 2.9%

300	Polymer Group Inc., 144A	6.875%	6/01/19	CCC+	298,500

	Transportation Infrastructure – 1.7%

175	CEVA Group PLC, 144A	7.000%	3/01/21	B2	175,000

	Wireless Telecommunication Services – 7.3%

300	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	314,250

400	Sprint Corporation, 144A	7.875%	9/15/23	BB–	424,000
	Total Wireless Telecommunication Services				738,250
	Total Long-Term Investments (cost $10,187,510)				10,116,197

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 8.5%

$861	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $860,634, collateralized by $885,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $882,788	0.000%	10/01/14		$860,634
	Total Short-Term Investments (cost $860,634)				860,634
	Total Investments (cost $11,048,144) – 97.8%				10,976,831

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS SOLD SHORT – (10.1)% (3)

$(1,000)	United States Treasury Notes	2.75%	11/15/23	Aaa	$(1,025,000)
	Total U.S. Government and Agency Obligations Sold Short (proceeds $993,281)				(1,025,000)
	Other Assets Less Liabilities – 2.2% (4)				221,196
	Net Assets – 100.0%				$10,173,027

2	Nuveen Investments

Investments in Derivatives as of September 30, 2014

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (5)	Current Credit Spread (6)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation Depreciation) (4)
Bank of America	Markit CDX NA HY22 Index	Buy	3.53%	$990,000	5.000%	6/20/19	$(74,066)	$(4,370)
Citibank	New Albertson’s, Inc.	Sell	4.99	100,000	5.000	9/20/19	1,465	(972)
Citibank	Staples, Inc.	Buy	2.33	200,000	1.000	12/20/19	11,668	1,308
Credit Suisse	Radio Shack	Buy	15.99	100,000	5.000	12/20/14	30,250	(809)
Morgan Stanley	Avon Products, Inc.	Buy	7.63	100,000	1.000	12/20/19	9,781	574
				$1,490,000			$(20,902)	$(4,269)

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$10,116,197	$—	$10,116,197
Short-Term Investments:
Repurchase Agreements	—	860,634	—	860,634
U.S. Government and Agency Obligations Sold Short	—	(1,025,000)	—	(1,025,000)
Investments in Derivatives:
Credit Default Swaps*	—	(4,269)	—	(4,269)
	$—	$9,947,562	$—	$9,947,562
*	Represent net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding securities sold short and investments in derivatives) was $11,091,528.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$90,731
Depreciation	(205,428)
Net unrealized appreciation (depreciation) of investments	$(114,697)

Nuveen Investments	3

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for U.S. Government and Agency Obligations Sold Short. As of the end of the reporting period, long-term investments with a value of $2,668,750 have been pledged as collateral for U.S. Government and Agency Obligations Sold Short.

(4)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(5)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(6)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

4	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014